Income Taxes - Summary of Reconciliation of Statutory Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statements [Line Items]
Statutory tax rate	30.90%	30.90%	30.90%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.80%	0.30%	0.80%
Tax-exempt income	(0.60%)	(0.20%)	(0.40%)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.00%	0.60%	1.10%
Effects of investments accounted for using the equity method	(2.80%)	(3.40%)	(5.40%)
Deferred tax liabilities on undistributed earnings of associates and joint ventures	1.90%	2.10%	3.10%
Change in unrecognized deferred tax assets	2.10%	0.40%	6.30%
Tax credits	(4.20%)	(2.10%)	(3.50%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(3.10%)	(2.00%)	(1.50%)
Unrecognized tax benefits adjustments	(1.10%)	0.00%	0.40%
Revision to deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	0.40%	0.00%
Other	0.00%	0.60%	0.30%
Average effective tax rate	25.30%	27.20%	32.00%